Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Provisions [Line Items]
Total provisions recognized under both IAS 37 and IFRS 9 [textblock]
Overview of total provisions and contingent liabilities
USD m 31.12.25 31.12.24
Provisions related to expected credit losses (IFRS 9, Financial Instruments )
1
347 320
Provisions related to Credit Suisse loan commitments (IFRS 3, Business Combinations ) 371 997
Provisions related to litigation, regulatory and similar matters (IAS 37, Provisions, Contingent Liabilities and Contingent Assets ) 2,200 3,602
Acquisition-related contingent liabilities relating to litigation, regulatory and similar matters (IFRS 3, Business Combinations ) 531 2,122
Restructuring, real-estate and other provisions (IAS 37,
Provisions, Contingent Liabilities and Contingent Assets
) 1,586 1,368
Total provisions and contingent liabilities 5,035 8,409
1 Refer to Note 9 for more information about ECL provisions recognized for off-balance sheet financial instruments and credit lines.

Total provisions with additional information [textblock]
Additional information for provisions under IAS 37, Provisions, Contingent Liabilities and Contingent Assets
USD m
Litigation,
regulatory and
similar matters
1
Restructuring
2
Real estate
3
Other
4
Total 2025
Balance at the beginning of the year 3,602 813 240 315 4,969
Increase in provisions recognized in the income statement 934
5
1,320 17 291 2,561
Release of provisions recognized in the income statement (555)
6
(297) (8) (91) (952)
Provisions used in conformity with designated purpose (2,259)
7
(1,016) (40) (101) (3,416)
Reclassifications 295
8
0 0 0 295
Foreign currency translation and other movements 185 71 36 35 328
Balance at the end of the year 2,200 891 245 449 3,785
1 Consists of provisions for losses resulting
from legal, liability and compliance risks.
2 Includes USD
493
m of personnel-related restructuring provisions as
of 31 December 2025 (31 December 2024:
USD
334 m),
USD 270 m of provisions for onerous contracts related to real estate as of 31 December 2025 (31 December 2024: USD 383 m) and USD 128 m of restructuring provisions for onerous contracts related to technology as of 31 December 2025 (31 December 2024:
USD
96
m).
3 Mainly includes provisions for reinstatement
costs with respect to leased
properties.
4 Mainly includes provisions in
relation to employee benefits,
VAT,
onerous contracts related to technology,
and operational risks.
5 Includes a provision for the estimated costs
of UBS’s ongoing obligations with
the US Department of Justice as described in
item 1 of section b) of
this Note.
6 Mainly includes the releases of
provisions regarding the resolution of the legacy
matter related to UBS’s cross-border
business activities in France
in the third quarter of 2025 as
described in item 1 of
section b) of this Note and
the resolution reached with the US Department
of Justice in the second quarter of
2025 as described in item 1 of
section b) of this Note.
7 Mainly includes provisions used for the
settlement
of the legacy matter related
to UBS’s cross-border
business activities in France
as described in item 1
of section b) of this
Note and for the
resolutions reached with the
US Department of Justice
in the second and
third quarters of 2025 as described in item 1 and item 4 of section b) of this Note.
8 Includes reclassifications from IFRS 3 contingent liabilities to IAS 37 provisions.

Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory and similar matters by business division and in Group Items
1
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core
and Legacy Group Items Total 2025
Balance at the beginning of the year 1,271 147 1 266 1,779 139 3,602
Increase in provisions recognized in the income statement 137 2 0 56 662
2
76 934
Release of provisions recognized in the income statement (309)
3
(39)
3
0 (37) (169)
3
(1) (555)
Provisions used in conformity with designated purpose (913)
4
(111)
4
(1) (26) (1,190)
4
(19) (2,259)
Reclassifications
5
2 0 0 0 293 0 295
Foreign currency translation and other movements 129 18 0 23 14 1 185
Balance at the end of the year 317 16 0 283 1,388 196 2,200
1 Provisions, if any, for
the matters described in items 2 and 9 of
this Note are recorded in Global Wealth
Management. Provisions, if any,
for the matters described in items 4, 5, 6,
7, 8, 11 and 12 of this Note are
recorded in Non-core
and Legacy.
Provisions, if
any, for
the matters described
in item 1
of this Note
are allocated between
Global Wealth Management,
Personal & Corporate
Banking and Non-core
and Legacy.
Provisions, if any,
for the matters described in
item 3 of this Note
are allocated between the
Investment Bank, Non-core and
Legacy and Group Items.
Provisions, if any,
for the matters described
in item 10 of this
Note are allocated between the Investment Bank and Non-core
and Legacy.
2 Includes a provision for the estimated costs of UBS’s
ongoing obligations with the US Department of Justice as described in item 1 of
this Note.
3 Mainly includes the releases of provisions
regarding the resolution of the legacy matter
related to UBS’s cross-border
business activities in France in
the third quarter of 2025 as described
in item 1 of
this Note and the resolution reached with the US
Department of Justice in the second quarter of
2025 as described in item 1 of this
Note.
4 Mainly includes provisions used for the settlement
of the legacy matter
related to UBS’s cross-border business activities
in France as described in item
1 of this Note and for the resolutions reached with
the US Department of Justice in the second and
third quarters of 2025 as described
in item 1 and item 4 of this Note.
5 Includes reclassifications from IFRS 3 contingent liabilities to IAS 37 provisions.